Selling, general and administrative expenses (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)
Disclosure Of Selling General And Administrative Expenses [Line Items]
Personnel expenses	₨ 2,817,045		₨ 2,453,125	₨ 2,041,003
Marketing and promotion expenses	109,242		116,618	256,688
Administrative and other expenses	4,516,074		3,892,326	3,431,005
Selling, general and administrative expense	7,442,361	$ 86,962	6,462,069	5,728,696
Selling General And Administrative Expenses [Member]
Disclosure Of Selling General And Administrative Expenses [Line Items]
Selling, general and administrative expense	3,209,558		2,811,115	2,619,044
Repairs and maintenance expense	1,815,520		1,543,058	1,421,441
Provision For Doubtful Debts	194,814		265,000	371,890
Rates and Taxes	224,219		112,815	92,360
Travelling Expenses	237,951		227,437	182,962
Legal and Professional	228,355		330,160	216,937
Insurance	196,231		157,724	119,763
Rent Expenses	₨ 312,468		₨ 174,921	₨ 213,691